Concentrations of Risk	6 Months Ended
Dec. 31, 2024
Concentrations of Risk [Abstract]
Concentrations of risk

Note 18 – Concentrations of risk

Credit Risk

The Company is exposed to credit risk from its cash in banks and advances on performance obligations.

As of December 31,2024, and June 30, 2024, there was no credit risk associated with deposits held at banks located in the US or PRC. In the US, the insurance coverage of each bank is USD $250,000. In PRC, the insurance coverage of each bank is RMB 500,000 (approximately $70,000).

Prepayments and advances are subject to credit evaluation. An allowance will be made for allowance on estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer Concentration Risk

As of December 31, 2024, and June 30, 2024, one customer accounted for 100% of the Company’s accounts receivable.

There were no sales for the six months ended December 31, 2024. For the six months ended December 31, 2023, no customer accounted for more than 10% of the Company’s total revenue.

Vendor Concentration Risk

As of December 31, 2024, and June 30, 2024, one vendor accounted for 100% of the Company’s accounts payable.

There were no purchases for the six months ended December 31, 2024. For the six months ended December 31, 2023, two vendors accounted for 76% and 23% of the Company’s total purchases.